                                           SEMIANNUAL REPORT
                                           JUNE 30, 2002

PRUDENTIAL
SHORT-TERM CORPORATE
BOND FUND, INC./INCOME PORTFOLIO

FUND TYPE
Debt

OBJECTIVE
High current income consistent with the
preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                 PRUDENTIAL (LOGO)

Prudential Short-Term Corporate Bond Fund, Inc.    Income Portfolio

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Short-Term Corporate Bond
Fund, Inc./Income Portfolio (the Fund) seeks high current income consistent with the preservation of principal. The Fund invests primarily in investment-grade corporate debt obligations that mature in six years or less. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

 Expressed as a percentage of
total investments as of 6/30/02
       93.6%   U.S. Corporate Bonds
        2.0    Asset-Backed
        1.8    U.S. Treasury Notes
        2.6    Cash & Equivalents

Credit Quality

Expressed as a percentage of
total investments as of 6/30/02
        1.8%   U.S. Government & Agency
        4.6    AAA
       11.4    AA
       35.2    A
       43.8    BBB
        0.6    BB
        2.6    Cash & Equivalents

Ten Largest Issuers

Expressed as a percentage of
total investments as of 6/30/02
    3.2%   Ford Motor Credit Company
    2.7    General Motors Acceptance Corp.
    1.9    General Electric Capital Corp.
    1.8    Morgan Stanley Dean Witter
    1.8    U.S. Treasury Notes
    1.6    Sears Roebuck Acceptance Corp.
    1.4    PaineWebber Group Inc.
    1.4    Union Pacific Corp.
    1.3    Lehman Brothers Holdings Inc.
    1.2    Procter & Gamble Co.

Holdings are subject to change.

                               www.prudential.com    (800) 225-1852

Semiannual Report    June 30, 2002

Cumulative Total Returns1                               As of 6/30/02

                                              Six Months  One Year  Five Years    Ten Years    Since Inception2
Class A                                          1.27%      4.14%      31.51%      76.06%      132.12% (126.95)
Class B                                          0.83       3.51       27.72        N/A             60.62
Class C                                          0.95       3.63       27.88        N/A             52.41
Class Z                                          1.39       4.49       33.08        N/A             38.50
Lipper Short/Int. Inv. Grade Debt Funds Avg.3    2.26       5.69       34.26       78.29             ***
Lehman Bros. 1-5 Years U.S. Credit Index4        3.02       7.56       40.70       95.23            ****

Average Annual Total Returns1                              As of 6/30/02

                 One Year    Five Years    Ten Years    Since Inception2
    Class A        0.76%       4.94%         5.47%       6.51% (6.32)
    Class B        0.54        5.02           N/A           5.08
    Class C        1.62        4.83           N/A           5.33
    Class Z        4.49        5.88           N/A           6.06

Distributions and Yields                               As of 6/30/02

                          Total Distributions     30-Day
                          Paid for Six Months    SEC Yield
    Class A                      $0.30             4.11%
    Class B                      $0.25             3.50
    Class C                      $0.27             3.72
    Class Z                      $0.31             4.51

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
1Source: Prudential Investments LLC and
Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 3%, 2%, 1%, and 1% respectively for the first four years.
Approximately five years after purchase,
Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class
Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
Without waiver of fees and/or expense
subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates:
Class A, 9/1/89; Class B, 12/9/92; Class C,
8/1/94; and Class Z, 12/16/96. 3The Lipper
Average is unmanaged, and is based on the average returns for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper Short/Intermediate Investment
Grade Debt Funds category. Funds in the
Lipper Short/Intermediate Investment Grade
Debt Funds Average invest at least 65% of their assets in investment-grade debt issues
(rated in top four grades) with dollar-
weighted average maturities of one to five years. 4The Lehman Brothers 1-5 Years U.S.
Credit Index is an unmanaged index of
publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements.
To qualify, bonds must be registered with the Securities and Exchange Commission
(SEC). Investors cannot invest directly in an index. The returns for the Lipper Average and Lehman Brothers 1-5 Years U.S. Credit
Index would be lower if they included the effect of sales charges or taxes. ***Lipper
Since Inception returns are 132.11% for
Class A, 74.23% for Class B, 62.16% for
Class C, and 37.88% for Class Z, based on all funds in each share class. ****Lehman
Brothers 1-5 Years U.S. Credit Index
Since Inception returns are 161.83% for
Class A, 90.98% for Class B, 73.83% for
Class C, and 45.02% for Class Z.

PRUDENTIAL (LOGO)             August 15, 2002

DEAR SHAREHOLDER,
The reporting period for the Prudential
Short-Term Corporate Bond Fund, Inc.--the six months ended June 30, 2002--was a time of significant change in the U.S. economy and the financial markets. The economy grew rapidly as it recovered from its first recession in a decade, helped by 11 cuts in short-term interest rates that had been completed by the Federal Reserve (the Fed) the previous year. The Fed left short-term rates near record lows for the first half of 2002 as the economic recovery slowed and accounting scandals at certain high-profile firms in the United States roiled financial markets, including corporate bonds.

In this environment characterized by
investor pessimism and distrust, demand
increased for U.S. Treasuries and other
high-quality bonds, but declined for riskier assets such as stocks and low-quality corporate bonds. This flight-to-quality trend affected your Fund. During our reporting period, the Fund's shares provided lower returns than the Lehman Brothers 1-5
Years U.S. Credit Index (the Index) and
the average return of their peers, as
represented by the Lipper Short/Intermediate
Investment Grade Debt Funds Average.

The Fund's management team explains
developments in the bond markets and the Fund's investments on the following pages.
As always, we appreciate your continued
confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
Prudential Short-Term Corporate Bond Fund,
Inc./Income Portfolio

Prudential Short-Term Corporate Bond Fund, Inc.    Income Portfolio

Semiannual Report    June 30, 2002

INVESTMENT ADVISER'S REPORT

U.S. CORPORATE BOND MARKETS SEVERELY TESTED
After a banner year in 2001, the investment-grade U.S. corporate bond market faced a far more challenging environment in the first half of 2002. The U.S. economy expanded at an annualized 5.0% in the first three months of 2002 even as concerns about weak corporate earnings continued. Improving economic conditions led to speculation that the Fed would soon increase short-term interest rates to keep the economy from growing too fast and boosting inflation. Expectations of tighter monetary policy put downward pressure on bond prices, which move inversely to interest rates.

As the year progressed, investors' focus shifted from the economic recovery, which slowed in the second quarter of 2002, to reports of corporate malfeasance at well-known firms such as WorldCom and Adelphia
Communications. In some cases, news of
accounting improprieties at a single company traumatized entire sectors in the high-grade and high yield (or "junk") corporate bond markets because investors did not believe problems were isolated. Many of the hardest-hit investment-grade corporate bonds had their ratings downgraded to junk bond status. These so-called "fallen angels" suffered substantial price declines. Therefore when they were reclassified as junk bonds, they pressured the high yield market.

TELECOM, CABLE, AND UTILITIES SECTORS IN CRISIS...
Some bonds whose values declined
dramatically were clustered in the
telecommunications, cable, and utilities sectors. During our reporting period, the Fund had losses on bonds in the telecom sectors of the investment-grade and high yield corporate bond markets that hurt its performance relative to the Index and its Lipper Average. Among the Fund's holdings were bonds of WorldCom, Qwest Capital
Funding, and AT&T Corporation.

The telecom industry has struggled with
overcapacity built up in the 1990s when
there was an abundance of capital to finance the construction of fiber optic networks.
News that WorldCom had inflated its profits by billions of

Prudential Short-Term Corporate Bond Fund, Inc.    Income Portfolio

Semiannual Report    June 30, 2002

dollars dealt another blow to the industry.
We sold the Fund's WorldCom bonds in the second quarter of 2002 and significantly reduced its holdings of Qwest Capital
Funding bonds, but held on to its AT&T debt securities. Shortly after our reporting period ended, WorldCom filed for bankruptcy, the largest in U.S. history.

In the investment-grade cable sector, the Fund's exposure to bonds of Comcast Cable
Communications also hurt its relative
performance during our reporting period.
Bond investors have historically viewed the cable industry favorably because of its stable cash flows. This perception was shaken by the bankruptcy of Adelphia
Communications, which spread gloom
throughout the sector. There has also been concern about Comcast's proposed purchase of AT&T's cable TV business as the combined entity will carry a heavy debt burden of billions of dollars.

The utilities sector suffered from low
electricity prices and lingering contagion from Enron Corporation, the energy-trading firm that went bankrupt in late 2001. The
Fund had a modest exposure to bonds of
energy provider Mirant, whose price declines detracted from the Fund's relative performance during our reporting period.

....BUT SOME CORPORATE SECTORS PERFORMED WELL
While the telecom, cable, and utilities
sectors were in turmoil, other sectors of the investment-grade and high yield corporate bond markets generated positive returns during our reporting period. Among these were the automotive, healthcare, and integrated energy sectors. The Fund's exposure to these sectors included bonds of corporations such as General Motors
Acceptance, Ford Motor Credit, Marathon Oil, and Phillips Petroleum.

The Fund also held bonds of Norfolk Southern
Corporation and Procter & Gamble as part of
our strategy to increase the Fund's exposure
to consumer products, shipping, and other
defensive sectors that tend to hold up well
www.prudential.com     (800) 225-1852

even when the economy weakens. Overall, we continued to diversify the Fund's bond portfolio in order to help the Fund provide the best possible returns for a given level of risk.

TAKING PROFITS ON U.S. TREASURY SECURITIES
Short-term corporate bonds generally
underperformed comparable U.S. Treasuries during our reporting period as some risk-averse investors sought refuge in
Treasuries. We took advantage of this trend by booking profits on some of the Fund's
Treasuries, which declined to roughly 2.0%
of its total investments as of June 30, 2002 from nearly 9.0% as of December 31, 2001. We reinvested our proceeds in selected corporate bonds that we believed were undervalued.

We sold Treasuries because we do not expect them to perform as well in coming months.
The federal government, faced with higher spending needs and falling tax revenues, may have to increase its issuance of securities significantly. This burgeoning supply could eventually hurt the prices of Treasuries.

LOOKING AHEAD
Our corporate bond market strategy is
cautious. We believe performance near term will hinge more on avoiding the next loser than on owning the next winner. Bonds of some strong firms in vulnerable market sectors may be oversold, while bonds in some of the better performing sectors could pose undue risks because they have become very expensive. Clearly the need to scrutinize company fundamentals and rotate between market sectors on a timely basis will continue to drive returns. Current bond market volatility calls for holding smaller positions of individual debt securities and for even greater diversification within portfolios in general.

Prudential Short-Term Corporate Bond Fund Management Team

                                              SEMIANNUAL REPORT
                                              JUNE 30, 2002

PRUDENTIAL
SHORT-TERM CORPORATE
BOND FUND, INC./INCOME PORTFOLIO


                                              FINANCIAL STATEMENTS

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Portfolio of Investments as of June 30, 2002 (Unaudited)

            Principal
Moody's     Amount
Rating*     (000)            Description                              Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  83.6%
ASSET BACKED SECURITIES  2.0%
                             Chase Manhattan Auto Owner Trust,
                              Ser. 2002-A, Class A3
Aaa           $2,000         3.49%, 3/15/06                           $    2,004,600
                             DaimlerChrysler Auto Trust,
                              Ser. 2002-A, Class A4
Aaa            1,800         4.49%, 10/6/08                                1,835,457
                                                                      --------------
                             Total asset backed securities
                              (cost $3,799,409)                            3,840,057
                                                                      --------------
CORPORATE BONDS  79.8%
                             Abbott Laboratories,
Aa3            1,000         5.625%, 7/1/06                                1,036,274
                             Abitibi-Consolidated, Inc.,
Baa3             500         8.30%, 8/1/05                                   521,032
                             Alcoa, Inc.,
A1             2,000         5.875%, 6/1/06                                2,083,680
                             Allstate Corp., Senior Note,
A1             1,250         5.375%, 12/1/06                               1,284,710
                             American Home Products,
A3               500         7.90%, 2/15/05                                  551,925
                             Anadarko Petroleum Corp.,
Baa1           1,040         5.375%, 3/1/07                                1,051,690
                             AOL Time Warner, Inc.,
Baa1           2,000         6.125%, 4/15/06                               1,938,580
                             Aon Corp., Senior Note,
A3             1,000         8.65%, 5/15/05                                1,108,060
                             Appalachian Power Co., Senior Note,
Baa1             900         4.80%, 6/15/05                                  902,430
                             Arizona Public Service Co.,
Baa1             650         7.625%, 8/1/05                                  702,696
                             ArvinMeritor, Inc.,
Baa3             900         6.625%, 6/15/07                                 902,250
                             AT&T Corp., Senior Note,
Baa2           1,000         6.50%, 11/15/06                                 874,870
                             AT&T Wireless Services, Inc., Senior
                              Note,
Baa2           1,000         7.35%, 3/1/06                                   869,460

    See Notes to Financial Statements                                      7

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating*     (000)            Description                              Value (Note 1)
------------------------------------------------------------------------------------------
                             Bank of America Corp.,
Aa3           $1,200         8.50%, 1/15/07                           $    1,371,924
                             Bank One Corp., Senior Note,
Aa3            1,600         7.625%, 8/1/05                                1,752,432
                             Boise Cascade Corp., M.T.N.,
Baa3           1,000         7.45%, 6/19/06                                1,022,330
                             British Telecom PLC,
Baa1           1,300         7.625%, 12/15/05                              1,402,154
                             Burlington Northern Santa Fe Corp.,
Baa2           1,125         6.375%, 12/15/05                              1,182,251
                             Burlington Resources Finance Co.,
Baa1             875         5.70%, 3/1/07                                   897,921
                             Campbell Soup Co.,
A3             1,000         5.50%, 3/15/07                                1,026,954
                             Caterpillar Financial Services Corp.,
A2             1,000         4.38%, 6/15/05                                1,007,900
                             Cendant Corp.,
Baa1           2,000         7.75%, 12/1/03                                2,010,000
                             Cingular Wireless LLC, Senior Note,
A3             1,500         5.625%, 12/15/06                              1,435,230
                             Citicorp,
Aa2            1,600         7.20%, 6/15/07                                1,745,376
                             Clear Channel Communications,
                              Senior Note,
Baa3           1,000         7.25%, 9/15/03                                1,008,880
                             Coca-Cola Enterprises, Inc.,
A2             1,200         6.625%, 8/1/04                                1,275,096
                             Comcast Cable Communications, Inc.,
Baa2           1,000         6.375%, 1/30/06                                 950,250
                             Conagra Foods, Inc.,
Baa1           1,000         6.00%, 9/15/06                                1,040,110
                             Conoco Funding Co.,
Baa1           1,500         5.45%, 10/15/06                               1,537,290
                             Continental Cablevision, Inc., Senior
                              Note,
Baa2           1,500         8.30%, 5/15/06                                1,475,655
                             Cox Communications, Inc.,
Baa2           1,000         6.15%, 8/1/03                                   994,030

    8                                      See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating*     (000)            Description                              Value (Note 1)
------------------------------------------------------------------------------------------
                             CSX Corp., M.T.N.,
Baa2          $1,500         5.85%, 12/1/03                           $    1,551,105
                             Delta Air Lines, Inc.,
Ba3            1,000         6.65%, 3/15/04                                  967,830
                             Detroit Edison Co., Senior Note,
A3             1,250         5.05%, 10/1/05                                1,269,924
                             Deutsche Telekom International
                              Finance,
Baa1           1,500         8.25%, 6/15/05                                1,539,150
                             Dominion Fiber Ventures LLC, Senior
                              Note,
Baa2           1,000         7.05%, 3/15/05                                  965,000
                             Dow Chemical Co.,
A3             1,750         5.25%, 5/14/04                                1,790,983
                             Duke Energy Field Services LLC,
Baa2           1,000         7.50%, 8/16/05                                1,054,300
                             East Coast Power LLC, Senior Note,
Baa3             618         6.737%, 3/31/08                                 611,404
                             Energy East Corp.,
Baa2           1,000         5.75%, 11/15/06                               1,008,741
                             EOP Operating L.P.,
Baa1           1,000         7.375%, 11/15/03                              1,043,430
                             ERP Operating L.P.,
Baa1           1,000         7.10%, 6/23/04                                1,054,980
                             FirstEnergy Corp.,
Baa2           1,500         5.50%, 11/15/06                               1,468,071
                             First Union National Bank,
A1             1,000         7.125%, 10/15/06                              1,093,270
                             Ford Motor Co.,
Baa1           1,000         8.875%, 4/1/06                                1,093,860
                             Ford Motor Credit Co.,
A3             1,750         6.50%, 1/25/07                                1,756,807
A3             1,000         6.70%, 7/16/04                                1,032,190
                             Fort James Corp.,
Ba1            1,500         6.70%, 11/15/03                               1,478,873
                             Fortune Brands, Inc., Senior Note,
A2               600         7.125%, 11/1/04                                 643,530
                             FPL Group Capital, Inc.,
A2             1,100         7.625%, 9/15/06                               1,191,652

    See Notes to Financial Statements                                      9

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating*     (000)            Description                              Value (Note 1)
------------------------------------------------------------------------------------------
                             France Telecom,
Baa3          $1,300         7.70%, 3/1/06                            $    1,264,263
                             Gannett Co., Inc.,
A2             1,500         5.50%, 4/1/07                                 1,542,633
                             General Electric Capital Corp.,
                              M.T.N.,
Aaa            2,500         5.00%, 6/15/07                                2,517,250
Aaa            1,000         5.375%, 3/15/07                               1,025,550
                             General Mills, Inc.,
Baa1           1,700         5.125%, 2/15/07                               1,698,873
                             General Motors Acceptance Corp.,
A2             2,500         6.125%, 2/1/07                                2,530,575
                             Harrahs Operating Co., Inc., Senior
                              Note,
Baa3             400         7.125%, 6/1/07                                  420,600
                             Hartford Financial Services Group,
                              Inc.,
                              Senior Note,
A2             1,000         7.75%, 6/15/05                                1,094,853
                             HCA, Inc.,
Ba1            1,000         7.125%, 6/1/06                                1,048,861
                             Heller Financial, Inc.,
Aaa            1,000         6.00%, 3/19/04                                1,043,780
                             Ingersoll-Rand Co.,
A3             1,000         5.80%, 6/1/04                                 1,034,900
                             International Paper Co.,
Baa2           2,000         8.00%, 7/8/03                                 2,096,970
                             ITT Corp.,
Ba1            1,000         6.75%, 11/15/03                               1,002,500
                             J.P. Morgan Chase & Co.,
Aa3            1,300         5.25%, 5/30/07                                1,307,524
                             Kellogg Co.,
Baa2           2,000         6.00%, 4/1/06                                 2,081,260
                             Kerr-McGee Corp.,
Baa2           1,750         5.375%, 4/15/05                               1,789,882
                             Keyspan Corp.,
A3             1,000         7.25%, 11/15/05                               1,074,060
                             Kraft Foods, Inc.,
A2             1,500         4.625%, 11/1/06                               1,489,815

    10                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating*     (000)            Description                              Value (Note 1)
------------------------------------------------------------------------------------------
                             Lehman Brothers Holdings, Inc.,
A2            $1,500         6.625%, 4/1/04                           $    1,571,640
A2               865         6.625%, 2/5/06                                  912,687
                             Lockheed Martin Corp.,
Baa2           1,300         7.25%, 5/15/06                                1,407,315
                             Marathon Oil Corp.,
Baa1           1,000         7.20%, 2/15/04                                1,055,170
                             McDonnell Douglas Corp.,
A3             1,500         6.875%, 11/1/06                               1,617,225
                             Metlife, Inc., Senior Note,
A2             1,500         5.25%, 12/1/06                                1,534,256
                             Mirant Americas Generation LLC,
                              Senior Note,
Ba1              850         7.625%, 5/1/06                                  688,500
                             Morgan Stanley Dean Witter,
Aa3            1,300         5.80%, 4/1/07                                 1,333,237
Aa3            2,000         6.10%, 4/15/06                                2,088,800
                             Niagara Mohawk Power Corp.,
Baa2           2,000         7.375%, 8/1/03                                2,088,460
                             Norfolk Southern Corp., Senior Note,
Baa1           1,700         6.00%, 4/30/08                                1,758,414
                             Occidental Petroleum Corp., Senior
                              Note,
Baa2           1,500         7.65%, 2/15/06                                1,639,140
                             Paine Webber Group, Inc., Senior Note,
Aa2            2,500         7.015%, 2/10/04                               2,634,350
                             Pepsi Bottling Holdings, Inc.,
A1             2,000         5.375%, 2/17/04                               2,065,860
                             Petroleos Mexicanos,
Baa1             700         8.85%, 9/15/07                                  744,590
                             Pharmacia Corp.,
A1             1,250         5.75%, 12/1/05                                1,299,688
                             Phillips Petroleum Co.,
A3             1,000         8.50%, 5/25/05                                1,115,260
                             Pinnacle One Partners L.P., Senior
                              Note,
Ba1            1,000         8.83%, 8/15/04                                  995,000
                             PPL Electric Utilities Corp.,
A3               500         5.875%, 8/15/07                                 512,614

    See Notes to Financial Statements                                     11

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating*     (000)            Description                              Value (Note 1)
------------------------------------------------------------------------------------------
                             Praxair, Inc.,
A3            $  500         6.625%, 10/15/07                         $      536,265
                             Procter & Gamble Co.,
Aa3            2,300         4.75%, 6/15/07                                2,311,707
                             Progress Energy, Inc., Senior Note,
Baa1             500         6.55%, 3/1/04                                   520,365
Baa1             400         6.75%, 3/1/06                                   419,320
                             Qwest Capital Funding, Inc.,
Ba2              500         7.75%, 8/15/06                                  305,000
                             Reed Elsevier Capital, Inc.,
A3               800         6.125%, 8/1/06                                  834,320
                             Rio Tinto Finance USA Ltd.,
Aa3            1,000         5.75%, 7/3/06                                 1,040,323
                             Royal KPN NV,
Baa3             500         7.50%, 10/1/05                                  513,405
                             Safeway, Inc.,
Baa2             500         6.05%, 11/15/03                                 518,150
                             Senior Note,
Baa2           1,500         6.85%, 9/15/04                                1,578,870
                             SBC Communications, Inc.,
Aa3            2,150         5.75%, 5/2/06                                 2,235,161
                             Scholastic Corp.,
Baa2           1,000         5.75%, 1/15/07                                1,009,491
                             South Carolina Electric & Gas Co.,
A1             1,000         7.50%, 6/15/05                                1,085,330
                             Southwest Airlines Co.,
Aa2            2,000         5.496%, 11/1/06                               2,040,400
                             Southwestern Public Service Co.,
A3             1,400         5.125%, 11/1/06                               1,392,131
                             Sprint Capital Corp.,
Baa3           1,000         5.875%, 5/1/04                                  909,160
Baa3           1,000         7.125%, 1/30/06                                 879,100
                             Target Corp.,
A2             1,300         5.95%, 5/15/06                                1,353,950
                             Telefonica Europe,
A2             1,100         7.35%, 9/15/05                                1,162,240

    12                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating*     (000)            Description                              Value (Note 1)
------------------------------------------------------------------------------------------
                             Tenneco Packaging,
Baa2          $1,500         7.20%, 12/15/05                          $    1,582,020
                             TRW, Inc.,
Baa2             850         8.75%, 5/15/06                                  940,321
                             Tyson Foods, Inc.,
Baa3             550         6.625%, 10/1/04                                 572,754
                             U.S. Bancorp, Senior Note,
A1             1,500         6.50%, 6/15/04                                1,581,585
                             Union Pacific Corp.,
Baa3           1,000         7.60%, 5/1/05                                 1,085,720
                             United Mexican States, M.T.N.,
Baa2             700         8.50%, 2/1/06                                   744,450
                             United Technologies Corp.,
A2             1,400         4.875%, 11/1/06                               1,409,940
                             Verizon Global Funding Corp.,
A1             2,000         6.75%, 12/1/05                                2,069,960
                             Vodafone Group PLC,
A2             1,300         7.625%, 2/15/05                               1,378,664
                             Washington Mutual, Inc., Senior Note,
A3             1,000         5.625%, 1/15/07                               1,021,410
                             Waste Management, Inc., Senior Note,
Ba1            1,000         7.00%, 10/1/04                                1,046,010
                             Westvaco Corp.,
Baa2             812         6.85%, 11/15/04                                 855,051
                             Weyerhaeuser Co.,
Baa2             600         6.00%, 8/1/06                                   610,818
Baa2             400         6.125%, 3/15/07                                 411,520
                             Wyeth,
A3             1,300         6.25%, 3/15/06                                1,387,646
                                                                      --------------
                             Total corporate bonds
                              (cost $148,074,888)                        150,047,452
                                                                      --------------

    See Notes to Financial Statements                                     13

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating*     (000)            Description                              Value (Note 1)
------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES  1.8%
                             United States Treasury Notes,
              $3,055         4.375%, 5/15/07                          $    3,097,007
                  35         6.50%, 5/15/05                                   37,994
                 160         6.75%, 5/15/05                                  174,624
                                                                      --------------
                             Total U.S. Government securities
                              (cost $3,282,470)                            3,309,625
                                                                      --------------
                             Total long-term investments
                              (cost $155,477,589)                        157,197,134
                                                                      --------------
SHORT-TERM INVESTMENTS  13.9%
-----------------------------------------------------------------------------------
Corporate Bonds  13.8%
                             Alltel Corp., Senior Note,
A2             1,500         7.125%, 3/1/03                                1,526,760
                             Bombardier Capital, Inc., M.T.N.,
A3             1,000         7.30%, 12/15/02                               1,020,370
                             Dominion Resources, Inc., Senior Note,
Baa1             400         6.00%, 1/31/03                                  406,044
                             Duke Realty Corp.,
Baa1             270         7.30%, 6/30/03                                  280,364
                             Entergy Louisiana, Inc.,
Baa2           1,000         8.50%, 6/1/03(a)                              1,044,067
                             Federated Dept. Stores, Inc., Senior
                              Note,
Baa1           1,000         8.50%, 6/15/03                                1,043,780
                             Ford Motor Credit Co.,
A3             2,000         6.625%, 6/30/03                               2,047,040
                             Fred Meyer, Inc.,
Baa3             700         7.15%, 3/1/03                                   714,434
                             General Motors Acceptance Corp.,
A2             2,500         5.95%, 3/14/03                                2,524,325
                             Goldman Sachs Group L.P.,
A1             1,000         6.25%, 2/1/03                                 1,024,484
                             Household Finance Corp.,
                              Senior Note,
A2             1,000         6.125%, 7/15/02                               1,000,910

    14                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating*     (000)            Description                              Value (Note 1)
------------------------------------------------------------------------------------------
                             Illinois Central Railroad Co.,
Baa2          $2,000         6.75%, 5/15/03                           $    2,049,100
                             Limestone Electron Trust, Senior Note,
Baa3           2,000         8.625%, 3/15/03                               1,951,448
                             Litton Industries, Inc., Senior Note,
Baa3           2,000         6.05%, 4/15/03                                2,023,660
                             Nisource Finance Corp.,
Baa3             900         5.75%, 4/15/03                                  894,582
                             Phillips Petroleum Co.,
A3               371         6.65%, 3/1/03                                   380,587
                             Raytheon Co.,
Baa3           1,000         7.90%, 3/1/03                                 1,023,480
                             Sears Roebuck Acceptance Corp.,
                              M.T.N.,
Baa1           3,000         6.38%, 10/7/02                                3,024,870
                             Sun Microsystems, Inc., Senior Note,
Baa1             550         7.00%, 8/15/02                                  552,068
                             Union Pacific Corp.,
Baa3           1,425         9.625%, 12/15/02                              1,469,189
                                                                      --------------
                             Total corporate bonds
                              (cost $25,853,830)                          26,001,562
                                                                      --------------

                Shares         Description                            Value (Note 1)
------------------------------------------------------------------------------------------
Money Market  0.1%
                               Prudential Core Investment
                                Fund-Taxable
                                Money Market Series (Note 3)
                 104,485       (cost $104,485)                               104,485
                                                                      --------------
                               Total short-term investments
                                (cost $25,958,315)                        26,106,047
                                                                      --------------
                               Total Investments  97.5%
                                (cost $181,115,082; Note 5)              183,303,181
                               Other assets in excess of
                                liabilities  2.5%                          4,726,338
                                                                      --------------
                               Net Assets  100%                       $  188,029,519
                                                                      --------------
                                                                      --------------

    See Notes to Financial Statements                                     15

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

* The Fund's current Prospectus contains a description of Moody's ratings.
(a) Segregated as collateral for financial futures contracts.
L.P.--Limited Partnership.
LLC--Limited Liability Company.
M.T.N.--Medium Term Note.
NV--Naamloze Vennootschap (Dutch Company).
PLC--Public Limited Company (British Company).

    16                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of June 30, 2002 was as follows:
Finance................................................................   11.6%
Electrical Utilities...................................................    8.7
Oil & Gas..............................................................    7.9
Food Products & Services...............................................    6.4
Telephones.............................................................    5.9
Consumer Products......................................................    5.2
Brokerage Services.....................................................    5.1
Transportation-Road & Rail.............................................    4.8
Banks..................................................................    4.7
Aerospace/Defense......................................................    4.0
Paper & Packaging......................................................    3.7
Retail.................................................................    2.9
Cellular Communications................................................    2.8
Insurance..............................................................    2.7
Drugs & Medical Supplies...............................................    2.1
Commercial Services....................................................    2.0
Diversified Manufacturing Operations...................................    2.0
Media & Entertainment..................................................    1.9
Beverages..............................................................    1.8
Cable & Pay Television Systems.........................................    1.8
U.S. Government Securities.............................................    1.8
Airlines...............................................................    1.6
Real Estate Investment Trust...........................................    1.3
Metals.................................................................    1.1
Containers & Packaging.................................................    0.8
Hotel/Motel............................................................    0.7
Waste Management.......................................................    0.6
Telecommunication Services.............................................    0.5
Sovereign..............................................................    0.4
Computers..............................................................    0.3
Power Generation.......................................................    0.3
Money Market...........................................................    0.1
                                                                         -----
                                                                          97.5
Other assets in excess of liabilities..................................    2.5
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                     17

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Statement of Assets and Liabilities (Unaudited)

                                                                    June 30, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $181,115,082)                           $ 183,303,181
Receivable for investments sold                                         3,120,367
Interest receivable                                                     2,713,702
Receivable for Fund shares sold                                         1,332,684
Due from broker - variation margin                                          3,850
Other assets                                                                2,525
                                                                    -------------
      Total assets                                                    190,476,309
                                                                    -------------
LIABILITIES
Payable for Fund shares reacquired                                      1,049,190
Payable for investments purchased                                         897,156
Dividends payable                                                         232,321
Distribution fee payable                                                   69,386
Accrued expenses                                                           67,962
Management fee payable                                                     62,163
Payable to custodian                                                       54,870
Deferred directors' fees                                                   13,742
                                                                    -------------
      Total liabilities                                                 2,446,790
                                                                    -------------
NET ASSETS                                                          $ 188,029,519
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Common stock, at par                                             $     167,748
   Paid-in capital in excess of par                                   201,402,065
                                                                    -------------
                                                                      201,569,813
   Overdistribution of net investment income                             (571,407)
   Accumulated net realized loss on investments                       (15,314,767)
   Net unrealized appreciation on investments                           2,345,880
                                                                    -------------
Net assets at June 30, 2002                                         $ 188,029,519
                                                                    -------------
                                                                    -------------

    18                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  June 30, 2002
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($91,492,546 / 8,163,256 shares of common stock issued
      and outstanding)                                                   $11.21
   Maximum sales charge (3.25% of offering price)                           .38
                                                                -----------------
   Maximum offering price to public                                      $11.59
                                                                -----------------
                                                                -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($38,882,667 / 3,470,537 shares of common stock
      issued and outstanding)                                            $11.20
                                                                -----------------
                                                                -----------------
Class C:
   Net asset value and redemption price per share
      ($29,428,215 / 2,626,549 shares of common stock issued
      and outstanding)                                                   $11.20
   Sales charge (1% of offering price)                                      .11
                                                                -----------------
   Offering price to public                                              $11.31
                                                                -----------------
                                                                -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($28,226,091 / 2,514,508 shares of common stock
      issued and outstanding)                                            $11.23
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     19

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                    June 30, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $ 5,069,759
                                                                    -------------
Expenses
   Management fee                                                        350,245
   Distribution fee--Class A                                             110,042
   Distribution fee--Class B                                             157,072
   Distribution fee--Class C                                             107,348
   Transfer agent's fees and expenses                                     94,000
   Registration fees                                                      71,000
   Reports to shareholders                                                53,000
   Custodian's fees and expenses                                          47,000
   Legal fees and expenses                                                15,000
   Audit fees                                                             15,000
   Directors' fees                                                         5,000
   Miscellaneous                                                           2,441
                                                                    -------------
      Total expenses                                                   1,027,148
                                                                    -------------
Net investment income                                                  4,042,611
                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                            (1,904,433)
   Financial futures contracts                                            71,470
                                                                    -------------
                                                                      (1,832,963)
                                                                    -------------
Net change in unrealized appreciation on:
   Investments                                                            12,117
   Financial futures contracts                                            27,390
                                                                    -------------
                                                                          39,507
                                                                    -------------
Net loss on investments                                               (1,793,456)
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 2,249,155
                                                                    -------------
                                                                    -------------

    20                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months            Year
                                                     Ended              Ended
                                                 June 30, 2002    December 31, 2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   4,042,611      $   5,921,920
   Net realized loss on investment
      transactions                                  (1,832,963)        (1,175,174)
   Net change in unrealized appreciation
      (depreciation) on investments                     39,507          1,610,028
                                                 -------------    -----------------
   Net increase in net assets resulting from
      operations                                     2,249,155          6,356,774
                                                 -------------    -----------------
Dividends from net investment income (Note 1)
      Class A                                       (2,329,283)        (4,312,162)
      Class B                                         (715,771)          (826,655)
      Class C                                         (688,344)          (263,924)
      Class Z                                         (750,229)          (635,388)
                                                 -------------    -----------------
                                                    (4,483,627)        (6,038,129)
                                                 -------------    -----------------
Fund share transactions (Net of share
   conversions) (Note 6)
   Net proceeds from shares subscribed              72,713,766        151,909,421
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends                                      3,190,906          4,475,640
   Cost of shares reacquired                       (52,847,127)       (84,404,817)
                                                 -------------    -----------------
   Net increase in net assets from Fund share
      transactions                                  23,057,545         71,980,244
                                                 -------------    -----------------
Total increase                                      20,823,073         72,298,889
NET ASSETS
Beginning of period                                167,206,446         94,907,557
                                                 -------------    -----------------
End of period                                    $ 188,029,519      $ 167,206,446
                                                 -------------    -----------------
                                                 -------------    -----------------

    See Notes to Financial Statements                                     21

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Notes to Financial Statements (Unaudited)

      Prudential Short-Term Corporate Bond Fund, Inc. (the 'Fund'), formerly known as Prudential Structured Maturity Fund, Inc., is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios--the Income Portfolio (the 'Portfolio') and the Municipal Income Portfolio. The Municipal Income Portfolio has not yet begun operations. The Portfolio's investment objective is high current income consistent with the preservation of principal. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

      Securities Valuation: The Board of Directors has authorized the use of an independent pricing service to determine valuations of U.S. Government and corporate obligations. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. Securities and assets for which market quotations are not readily available, are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Portfolio.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. Upon initial adoption, the Fund was required to adjust the cost of its fixed-income securities by the cumulative amounts that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Fund's net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations. The current adjustments for

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Notes to Financial Statements (Unaudited) Cont'd.

the six months ended June 30, 2002 resulted in a decrease to net investment income of $441,016, an increase of realized gains of $120,194 and an increase to unrealized appreciation of $320,822. The cumulative adjustment upon adoption through June 30, 2002 resulted in an increase to undistributed net investment income of $451,213 and a decrease to unrealized appreciation on investments of $451,213.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.
                                                                          23

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the Subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively for the six months ended June 30, 2002.

      PIMS has advised the Portfolio that it received approximately $127,000 and $107,200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, for the six months ended June 30, 2002. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Portfolio that during the six months ended June 30, 2002, it received approximately $72,800 and $31,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. ('The Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with a group of banks. For the six months ended June 30, 2002, the amounts of the commitment was $500

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Notes to Financial Statements (Unaudited) Cont'd.

million from January 1, 2002 through May 2, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which effectively increased the bank's commitment to $800 million and allows the Funds to increase the commitment to $1 billion if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2002, the Fund incurred fees of approximately $88,100 for the services of PMFS. As of June 30, 2002, approximately $15,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

      Investment in the Core Funds:    The Fund invests in the Taxable Money
Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2002, the Fund earned income of approximately $21,000 from the Series by investing its excess cash.

      The Fund paid networking fees to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid to PSI during the six months ended June 30, 2002 was approximately $8,000 and is included in transfer agent's fees and expenses in the statement of operations.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2002, aggregated $109,417,603, and $87,581,611, respectively.

      During the six months ended June 30, 2002, the Fund entered into financial futures contracts. Details of financial futures contracts open at June 30, 2002, are as follows:
                                                                          25

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Notes to Financial Statements (Unaudited) Cont'd.

                                                         Value at        Value at
Number of                            Expiration           Trade          June 30,         Unrealized
Contracts          Type                 Date               Date            2002          Appreciation
---------     ---------------    ------------------    ------------     -----------     --------------
              Long Positions:
    13         5 yr. T-Note      Aug. 24, 2002         $  1,377,188     $ 1,396,484        $ 19,297
   212         5 yr. T-Note      Aug. 24, 2002           22,246,938      22,255,031           8,093
                                                                                        --------------
                                                                                           $ 27,390
                                                                                        --------------
                                                                                        --------------

Note 5. Distributions and Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2001 of approximately $11,254,000 of which $4,635,000 expires in 2002, $3,149,000 expires in 2004, $1,537,000 expires in 2007, and $1,933,000 expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The Fund elected to treat post-October capital losses of approximately $2,125,000 as having occurred in the current fiscal year.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of June 30, 2002 were as follows:

                                                              Total Net
                                                             Unrealized
  Tax Basis         Appreciation        Depreciation        Appreciation
--------------     ---------------     ---------------     ---------------
 $181,435,904        $3,700,961          $1,833,684          $1,867,277

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 500 million authorized shares of $.01 par value common stock, divided into four classes for each portfolio, designated Class A, Class B, Class C and

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z common stock, each of which consists of 62,500,000 authorized shares for each portfolio. Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended June 30, 2002:
Shares sold                                                   2,263,738    $ 25,462,621
Shares issued in reinvestment of dividends                      142,978       1,611,560
Shares reacquired                                            (2,090,871)    (23,515,128)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    315,845       3,559,053
Shares issued upon conversion from Class B                      119,100       1,340,045
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   434,945    $  4,899,098
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 2001:
Shares sold                                                   5,413,327    $ 62,176,225
Shares issued in reinvestment of dividends                      270,060       3,083,443
Shares reacquired                                            (4,787,490)    (54,950,292)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    895,897      10,309,376
Shares issued upon conversion from Class B                      346,853       3,961,405
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 1,242,750    $ 14,270,781
                                                             ----------    ------------
                                                             ----------    ------------
Class B
----------------------------------------------------------
Six months ended June 30, 2002:
Shares sold                                                   1,573,911    $ 17,742,199
Shares issued in reinvestment of dividends                       43,739         492,597
Shares reacquired                                              (444,473)     (5,004,249)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  1,173,177      13,230,547
Shares reacquired upon conversion into Class A                 (119,206)     (1,340,045)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 1,053,971    $ 11,890,502
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 2001:
Shares sold                                                   1,847,021    $ 21,236,449
Shares issued in reinvestment of dividends                       51,731         590,140
Shares reacquired                                              (473,742)     (5,395,425)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  1,425,010      16,431,164
Shares reacquired upon conversion into Class A                 (347,045)     (3,961,405)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 1,077,965    $ 12,469,759
                                                             ----------    ------------
                                                             ----------    ------------

                                                                          27

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended June 30, 2002:
Shares sold                                                   1,177,462    $ 13,253,772
Shares issued in reinvestment of dividends                       42,383         477,389
Shares reacquired                                              (884,633)     (9,967,346)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   335,212    $  3,763,815
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 2001:
Shares sold                                                   2,383,241    $ 27,460,498
Shares issued in reinvestment of dividends                       17,197         196,014
Shares reacquired                                              (261,113)     (2,990,372)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 2,139,325    $ 24,666,140
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
----------------------------------------------------------
Six months ended June 30, 2002:
Shares sold                                                   1,438,810    $ 16,255,174
Shares issued in reinvestment of dividends                       53,993         609,360
Shares reacquired                                            (1,272,488)    (14,360,404)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   220,315    $  2,504,130
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 2001:
Shares sold                                                   3,576,572    $ 41,036,249
Shares issued in reinvestment of dividends                       52,953         606,043
Shares reacquired                                            (1,852,918)    (21,068,728)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 1,776,607    $ 20,573,564
                                                             ----------    ------------
                                                             ----------    ------------

                                                        SEMIANNUAL REPORT
                                                        JUNE 30, 2002


            PRUDENTIAL
            SHORT-TERM CORPORATE BOND FUND
--------------------------------------------------------------------------------


                                                        FINANCIAL HIGHLIGHTS

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                -----------------
                                                                Six Months Ended
                                                                  June 30, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $ 11.35
                                                                    --------
Income from investment operations:
Net investment income                                                    .29
Net realized and unrealized gain (loss) on investment
   transactions                                                         (.13)
                                                                    --------
      Total from investment operations                                   .16
                                                                    --------
Less distributions:
Dividends from net investment income                                    (.30)
Distributions in excess of net investment income                          --
                                                                    --------
      Total distributions                                               (.30)
                                                                    --------
Net asset value, end of period                                       $ 11.21
                                                                    --------
                                                                    --------
TOTAL INVESTMENT RETURN(a):                                             1.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $91,493
Average net assets (000)                                             $88,763
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.00%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .75%(b)
   Net investment income                                                4.80%(b)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                56%

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.

    30                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Financial Highlights (Unaudited) Cont'd.

                                              Class A
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------
    $  11.17             $  10.99             $  11.42             $  11.35             $  11.36
    --------             --------             --------             --------             --------
         .62                  .64                  .62                  .68                  .74
         .19                  .18                 (.43)                 .07                  .01
    --------             --------             --------             --------             --------
         .81                  .82                  .19                  .75                  .75
    --------             --------             --------             --------             --------
        (.63)                (.64)                (.62)                (.68)                (.74)
          --                   --                   --                   --                 (.02)
    --------             --------             --------             --------             --------
        (.63)                (.64)                (.62)                (.68)                (.76)
    --------             --------             --------             --------             --------
    $  11.35             $  11.17             $  10.99             $  11.42             $  11.35
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        7.40%                7.65%                1.72%                6.81%                6.81%
    $ 87,716             $ 72,467             $ 85,360             $ 85,213             $ 65,431
    $ 78,485             $ 76,619             $ 86,025             $ 73,382             $ 70,899
        1.05%                1.07%                1.02%                 .81%                 .94%
         .80%                 .82%                 .77%                 .71%                 .84%
        5.42%                5.77%                5.56%                5.98%                6.51%
         243%                 171%                 168%                 301%                 180%

    See Notes to Financial Statements                                     31

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                                -----------------
                                                                Six Months Ended
                                                                  June 30, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $ 11.35
                                                                    --------
Income from investment operations:
Net investment income                                                    .25
Net realized and unrealized gain (loss) on investment
   transactions                                                         (.15)
                                                                    --------
      Total from investment operations                                   .10
                                                                    --------
Less distributions:
Dividends from net investment income                                    (.25)
Distributions in excess of net investment income                          --
                                                                    --------
      Total distributions                                               (.25)
                                                                    --------
Net asset value, end of period                                       $ 11.20
                                                                    --------
                                                                    --------
TOTAL INVESTMENT RETURN(a):                                             0.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $38,883
Average net assets (000)                                             $31,675
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.75%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .75%(b)
   Net investment income                                                3.98%(b)

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.

    32                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Financial Highlights (Unaudited) Cont'd.

                                              Class B
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------
    $  11.17             $  10.98             $  11.41             $  11.35             $  11.36
    --------             --------             --------             --------             --------
         .56                  .58                  .56                  .61                  .67
         .19                  .19                 (.43)                 .06                  .01
    --------             --------             --------             --------             --------
         .75                  .77                  .13                  .67                  .68
    --------             --------             --------             --------             --------
        (.57)                (.58)                (.56)                (.61)                (.67)
          --                   --                   --                   --                 (.02)
    --------             --------             --------             --------             --------
        (.57)                (.58)                (.56)                (.61)                (.69)
    --------             --------             --------             --------             --------
    $  11.35             $  11.17             $  10.98             $  11.41             $  11.35
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        6.86%                7.21%                1.21%                6.03%                6.13%
    $ 27,416             $ 14,950             $ 22,281             $ 39,694             $ 71,030
    $ 16,509             $ 17,787             $ 29,870             $ 56,913             $ 81,673
        1.55%                1.57%                1.52%                1.46%                1.59%
         .80%                 .82%                 .77%                 .71%                 .84%
        4.89%                5.26%                5.03%                5.36%                5.87%

    See Notes to Financial Statements                                     33

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                                -----------------
                                                                Six Months Ended
                                                                  June 30, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $ 11.35
                                                                    --------
Income from investment operations:
Net investment income                                                    .26
Net realized and unrealized gain (loss) on investment
   transactions                                                         (.14)
                                                                    --------
      Total from investment operations                                   .12
                                                                    --------
Less distributions:
Dividends from net investment income                                    (.27)
Distributions in excess of net investment income                          --
                                                                    --------
      Total distributions                                               (.27)
                                                                    --------
Net asset value, end of period                                       $ 11.20
                                                                    --------
                                                                    --------
TOTAL INVESTMENT RETURN(a):                                             0.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $29,428
Average net assets (000)                                             $28,863
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.50%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .75%(b)
   Net investment income                                                4.33%(b)

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.

    34                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Financial Highlights (Unaudited) Cont'd.

                                              Class C
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------
    $  11.17              $10.98               $11.41               $11.35               $11.36
    --------             -------              -------              -------              -------
         .56                 .58                  .57                  .61                  .67
         .19                 .19                 (.43)                 .06                  .01
    --------             -------              -------              -------              -------
         .75                 .77                  .14                  .67                  .68
    --------             -------              -------              -------              -------
        (.57)               (.58)                (.57)                (.61)                (.67)
          --                  --                   --                   --                 (.02)
    --------             -------              -------              -------              -------
        (.57)               (.58)                (.57)                (.61)                (.69)
    --------             -------              -------              -------              -------
    $  11.35              $11.17               $10.98               $11.41               $11.35
    --------             -------              -------              -------              -------
    --------             -------              -------              -------              -------
        6.87%               7.21%                1.21%                6.03%                6.13%
    $ 25,996              $1,698               $2,185               $1,507               $1,314
    $  5,252              $1,902               $1,767               $1,351               $1,329
        1.55%               1.57%                1.52%                1.46%                1.59%
         .80%                .82%                 .77%                 .71%                 .84%
        4.70%               5.27%                5.10%                5.36%                5.87%

    See Notes to Financial Statements                                     35

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                -----------------
                                                                Six Months Ended
                                                                  June 30, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $ 11.37
                                                                    --------
Income from investment operations:
Net investment income                                                    .30
Net realized and unrealized gain (loss) on investment
   transactions                                                         (.13)
                                                                    --------
      Total from investment operations                                   .17
                                                                    --------
Less distributions:
Dividends from net investment income                                    (.31)
Distributions in excess of net investment income                          --
                                                                    --------
      Total distributions                                               (.31)
                                                                    --------
Net asset value, end of period                                       $ 11.23
                                                                    --------
                                                                    --------
TOTAL INVESTMENT RETURN(a):                                             1.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $28,226
Average net assets (000)                                             $27,272
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               .75%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .75%(b)
   Net investment income                                                5.06%(b)

------------------------------
(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.

    36                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund       Income Portfolio
             Financial Highlights (Unaudited) Cont'd.

                                              Class Z
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------
    $  11.19              $11.00               $11.42               $11.35               $11.37
    --------             -------              -------              -------              -------
         .65                 .67                  .65                  .69                  .77
         .19                 .19                 (.42)                 .07                  .02
    --------             -------              -------              -------              -------
         .84                 .86                  .23                  .76                  .79
    --------             -------              -------              -------              -------
        (.66)               (.67)                (.65)                (.69)                (.77)
          --                  --                   --                   --                 (.04)
    --------             -------              -------              -------              -------
        (.66)               (.67)                (.65)                (.69)                (.81)
    --------             -------              -------              -------              -------
    $  11.37              $11.19               $11.00               $11.42               $11.35
    --------             -------              -------              -------              -------
    --------             -------              -------              -------              -------
        7.66%               8.01%                2.07%                6.92%                7.01%
    $ 26,079              $5,793               $4,029               $4,614               $  784
    $ 11,166              $4,036               $2,833               $1,748               $  313
         .80%                .82%                 .77%                 .71%                 .84%
         .80%                .82%                 .77%                 .71%                 .84%
        5.53%               6.06%                5.84%                6.03%                6.71%

    See Notes to Financial Statements                                     37

Prudential Short-Term Corporate Bond Fund, Inc.    Income Portfolio

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

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-----------------------------------------

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

                   www.prudential.com    (800) 225-1852

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Prudential Tax-Free Money Fund, Inc.

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STRATEGIC PARTNERS
MUTUAL FUNDS**
---------------------------------------------

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Special Money Market Fund, Inc.*
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  *This Fund is not a direct purchase money
   fund and is only an exchangeable money fund.

**Not exchangeable with Prudential mutual funds.

Prudential Short-Term Corporate Bond Fund, Inc.    Income Portfolio

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

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                        www.prudential.com    (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your
money for you, reports on successful--
and not-so-successful--strategies
in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets
(the value of the Fund's holdings),
liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Short-Term Corporate Bond Fund, Inc.    Income Portfolio

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The
Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how
Prudential mutual funds prices securities.
The notes also explain who manages and
distributes the Fund's shares and, more
important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

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                     www.prudential.com    (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual
report and are required by the Securities
Exchange Commission. Performance is
presented here as the return on a
hypothetical $10,000 investment in the Fund since its inception or for 10 years
(whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Short-Term Corporate Bond Fund, Inc.    Income Portfolio

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS
RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                       www.prudential.com   (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
    Class A     PBSMX    74437L101
    Class B     PSMBX    74437L200
    Class C     PIFCX    74437L309
    Class Z     PIFZX    74437L408

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2002, were not audited and, accordingly, no auditor's opinion is expressed on them.

PRUDENTIAL (LOGO)

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
    Class A    PBSMX    74437L101
    Class B    PSMBX    74437L200
    Class C    PIFCX    74437L309
    Class Z    PIFZX    74437L408

MF140E2    IFS-A073285

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.